Condensed financial information of Plastec Technologies, Ltd. (Details 1) - HKD HKD in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Income Statements, Captions [Line Items]
Revenues	HKD 0	HKD 0	HKD 0
Other income	23,874	25,161	23,907
Gain on disposal of a subsidiary	0	0	29,125
Income before income tax expense	6,749	(1,623)	34,095
Income tax expense	1,241	294	3,169
Total comprehensive income	692,042	131,335	167,821
Parent [Member]
Condensed Income Statements, Captions [Line Items]
Revenues	0	74,000	414,000
Other income	17,866	13,091	12,119
Gain on disposal of a subsidiary	1,149,128	0	0
Administrative expenses	(10,573)	(16,213)	(4,101)
Income before income tax expense	1,156,421	70,878	422,018
Income tax expense	0	(232)	(1,519)
Total comprehensive income	HKD 1,156,421	HKD 70,646	HKD 420,499